FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Schedule of Recurring Fair Value Measurements) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held for sale	$ 135,227	$ 113,168
Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset, net position	4,951	16,455
Marketable securities held for sale	135,227	113,168
Foreign exchange forward and cylinders - liability position	(395)	(169)
Foreign exchange forward and cylinders - asset position		24
Total assets and liabilities	139,783	129,478
Recurring [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset, net position
Marketable securities held for sale	135,227	113,168
Foreign exchange forward and cylinders - liability position
Foreign exchange forward and cylinders - asset position
Total assets and liabilities	135,227	113,168
Recurring [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset, net position	4,951	16,455
Marketable securities held for sale
Foreign exchange forward and cylinders - liability position	(395)	(169)
Foreign exchange forward and cylinders - asset position		24
Total assets and liabilities	4,556	16,310
Recurring [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cross currency swap- asset, net position
Marketable securities held for sale
Foreign exchange forward and cylinders - liability position
Foreign exchange forward and cylinders - asset position
Total assets and liabilities